Other Financial Data - Schedule of Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Financial Data [Abstract]
Costs to fulfill contracts with customers	$ 335	$ 329
Taxes receivable	88	113
Prepaid expenses	97	97
Receivables from the Divested Business	4	12
Other	78	67
Total	$ 602	$ 618